Quarterly portfolio holdings
John Hancock
Global Equity Fund
International equity
May 31, 2025
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Fund’s investments

As of 5-31-25 (unaudited)
	Shares	Value
Common stocks 95.7%		$705,961,715
(Cost $553,217,558)
Belgium 2.0%		15,067,090
Anheuser-Busch InBev SA/NV	213,376	15,067,090
Denmark 1.0%		7,644,298
DSV A/S	32,462	7,644,298
France 7.3%		54,227,978
Air Liquide SA	50,167	10,395,022
LVMH Moet Hennessy Louis Vuitton SE	16,146	8,757,679
Publicis Groupe SA	106,928	11,655,835
Sanofi SA	120,591	11,943,413
TotalEnergies SE	194,945	11,476,029
Germany 1.4%		10,093,575
Heidelberg Materials AG	51,495	10,093,575
Hong Kong 1.0%		7,149,699
Prudential PLC	628,616	7,149,699
Ireland 5.5%		40,921,598
Accenture PLC, Class A	34,697	10,992,704
Medtronic PLC	213,399	17,707,847
Ryanair Holdings PLC, ADR	219,803	12,221,047
Japan 8.3%		61,105,853
Asahi Group Holdings, Ltd.	1,046,000	13,786,298
Seven & i Holdings Company, Ltd.	462,300	6,953,276
Sony Group Corp.	629,500	16,849,152
Sumitomo Mitsui Financial Group, Inc.	302,800	7,779,212
Sumitomo Mitsui Trust Group, Inc.	581,600	15,737,915
Netherlands 4.3%		31,481,175
ING Groep NV	985,718	20,938,723
Koninklijke Ahold Delhaize NV	249,798	10,542,452
Switzerland 3.5%		25,456,249
Chubb, Ltd.	48,960	14,550,912
SGS SA	104,414	10,905,337
Taiwan 1.7%		12,311,088
Taiwan Semiconductor Manufacturing Company, Ltd.	386,000	12,311,088
United Kingdom 2.2%		16,539,752
Haleon PLC	2,962,888	16,539,752
United States 57.5%		423,963,360
3M Company	55,166	8,183,876
Alphabet, Inc., Class A	46,483	7,982,990
Analog Devices, Inc.	38,429	8,223,037
Apple, Inc.	34,512	6,931,735
Arthur J. Gallagher & Company	25,233	8,766,954
AutoZone, Inc. (A)	4,710	17,582,618
Bank of America Corp.	316,285	13,957,657
Cheniere Energy, Inc.	70,252	16,649,021
Citigroup, Inc.	159,358	12,002,845
Comcast Corp., Class A	205,473	7,103,202
ConocoPhillips	151,593	12,938,463
CRH PLC	13,023	1,187,177
CRH PLC (London Stock Exchange)	152,290	13,744,934
2	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
CSX Corp.	377,959	$11,939,725
Darden Restaurants, Inc.	50,556	10,829,601
DuPont de Nemours, Inc.	131,807	8,804,708
Elevance Health, Inc.	16,610	6,375,582
Emerson Electric Company	113,663	13,569,089
GE HealthCare Technologies, Inc.	131,048	9,244,126
Honeywell International, Inc.	35,746	8,102,546
Intercontinental Exchange, Inc.	87,998	15,822,040
L3Harris Technologies, Inc.	71,705	17,520,400
Lennar Corp., Class A	57,851	6,136,834
Lowe’s Companies, Inc.	63,826	14,407,443
McKesson Corp.	25,134	18,084,164
Microsoft Corp.	65,172	30,002,582
Oracle Corp.	67,226	11,127,920
Philip Morris International, Inc.	142,220	25,683,510
Starbucks Corp.	81,039	6,803,224
The Walt Disney Company	117,065	13,233,028
T-Mobile US, Inc.	45,642	11,054,492
TransUnion	142,306	12,185,663
United Rentals, Inc.	11,560	8,188,873
Waste Management, Inc.	37,773	9,102,160

Wells Fargo & Company	274,019	20,491,141
Preferred securities 1.9%		$14,042,779
(Cost $15,364,882)
South Korea 1.9%		14,042,779
Samsung Electronics Company, Ltd.	421,353	14,042,779

	Yield (%)	Shares	Value
Short-term investments 2.2%			$16,000,207
(Cost $16,000,207)
Short-term funds 2.2%			16,000,207
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	4.1371(B)	16,000,207	16,000,207

Total investments (Cost $584,582,647) 99.8%	$736,004,701
Other assets and liabilities, net 0.2%	1,828,122
Total net assets 100.0%	$737,832,823

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-25.
The fund had the following sector composition as a percentage of net assets on 5-31-25:
Financials	18.7%
Industrials	16.0%
Information technology	12.7%
Consumer discretionary	11.0%
Health care	10.8%
Consumer staples	9.7%
Communication services	7.0%
Materials	6.1%
Energy	5.6%
Short-term investments and other	2.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Belgium	$15,067,090	—	$15,067,090	—
Denmark	7,644,298	—	7,644,298	—
France	54,227,978	—	54,227,978	—
Germany	10,093,575	—	10,093,575	—
Hong Kong	7,149,699	—	7,149,699	—
Ireland	40,921,598	$40,921,598	—	—
Japan	61,105,853	—	61,105,853	—
Netherlands	31,481,175	—	31,481,175	—
Switzerland	25,456,249	14,550,912	10,905,337	—
Taiwan	12,311,088	—	12,311,088	—
United Kingdom	16,539,752	—	16,539,752	—
United States	423,963,360	410,218,426	13,744,934	—
Preferred securities	14,042,779	—	14,042,779	—
Short-term investments	16,000,207	16,000,207	—	—
Total investments in securities	$736,004,701	$481,691,143	$254,313,558	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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